Earnings per share - EPS Data (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Earnings per share
(Loss)/profit attributable to equity holders as presented in the income statement	$ 2	$ (10)	$ (10)	$ (11)
Less: Dividends on preferred shares (see note 26)	(6)	(6)	(12)	(12)
(Loss)/profit attributable to equity holders used in calculating earnings per share	$ (4)	$ (16)	$ (22)	$ (23)
Weighted average number of ordinary shares for EPS (millions)	597.7	597.6	597.6	597.6
(Loss)/earnings per share - Basic	$ (0.01)	$ (0.03)	$ (0.04)	$ (0.04)
(Loss)/profit attributable to equity holders used in calculating earnings per share - Diluted	$ (4)	$ (16)	$ (22)	$ (23)
Weighted average number of ordinary shares for EPS (millions) - Diluted	597.7	597.6	597.6	597.6
(Loss)/earnings per share - Diluted	$ (0.01)	$ (0.03)	$ (0.04)	$ (0.04)
Dilutive potential shares	0.0	0.0	0.0	0.0